INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

The Company provides for a valuation allowance when it is more likely than not that they will not realize a portion of the deferred tax assets. The Company has established a valuation allowance against their net deferred tax asset due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, they have not reflected any benefit of such deferred tax assets in the accompanying financial statements.

The Company has reviewed all income tax positions taken or that )are expected to be taken for all open years and determined that their income tax positions are appropriately stated and supported for all open years. The Company is subject to U.S. federal income tax examinations by tax authorities for years after 2011 due to unexpired net operating loss carryforwards originating in and subsequent to that year. The Company may be subject to income tax examinations for the various taxing authorities which vary by jurisdiction.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the consolidated statements of operations.

The Company files income tax returns in the U.S. federal jurisdiction and the various states in which they operate. The former members of NACSV are required to file separate federal and state tax returns for NACSV for the periods prior to our acquisition of NACSV. The Company files consolidated tax returns for subsequent periods. The Company has not filed their U.S. federal and certain state tax returns since 2014 and currently do not have any examinations ongoing. Tax returns for the years 2012 onwards are subject to federal, state or local examinations.

NOTE 8 – INCOME TAXES

Net (Income) Loss - book	$5,761,061
Permanent Differences:
Loss on disposal of fixed assets	(97,555)
Change in warrant liability	(993,000)
Change in derivative	(2,090,500)
Debt discount amortization	(1,089,902)
Estimate loss - tax basis	1,490,104

Reconciliations between the statutory rate and the effective tax rate for the year ended December 31, 2022 consist as follows:

	2022
	Amounts	Rate
Income tax expense at
statutory federal rate of 21%	1,210,000	21%
Permanent Differences
Loss on disposal of Fixed assets	(20,000)	0%
Change in warrant liability	(209,000)	-4%
Change in derivative	(439,000)	8%
Debt discount amortization	(229,000)	-4%
Increase (decrease) in valuation allowance	313,000	-21%
Income tax expense (benefit) at
Company’s effective tax rate	$—	0%

	TOTAL	Activity	TOTAL
	12/31/2021	2022	12/31/2022

Net Operating Loss Carryforward	$21,774,808	$313,000	$22,087,808

NOL tax benefit	$4,004,010	$313,000	$4,317,010

Total Deferred Tax Assets	4,004,010	313,000	4,317,010
Valuation allowance	$(4,004,010)	$(313,000)	$(4,317,010)
	$—	$—	$—

As of December 31, 2022, the Company had $ 22,087,808 of federal net operating loss carry forwards. These carry forwards, if not used, will begin to expire in 2029. Current or future ownership changes, including issuances of common stock under the terms of the Company’s convertible notes payable that were entered into during 2015 and the closing of the Rontan Transaction may severely limit the future realization of these net operating losses.

The Company provides for a valuation allowance when it is more likely than not that they will not realize a portion of the deferred tax assets. The Company has established a valuation allowance against their net deferred tax asset due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, they have not reflected any benefit of such deferred tax assets in the accompanying financial statements. The Company’s net deferred tax asset and valuation allowance increased by $313,000 for the year ended December 31, 2022, related to the current year activity.

The Company has reviewed all income tax positions taken or that are expected to be taken for all open years and determined that their income tax positions are appropriately stated and supported for all open years. The Company is subject to U.S. federal income tax examinations by tax authorities for years after 2011 due to unexpired net operating loss carryforwards originating in and subsequent to that year. The Company may be subject to income tax examinations for the various taxing authorities which vary by jurisdiction.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the consolidated statements of operations. As of December 31, 2022, there were no unrecognized tax benefits, or any tax related interest or penalties.

The Company files income tax returns in the U.S. federal jurisdiction and the various states in which they operate. The former members of NACSV are required to file separate federal and state tax returns for NACSV for the periods prior to our acquisition of NACSV. The Company files consolidated tax returns for subsequent periods. The Company has not filed their U.S. federal and certain state tax returns since 2014 and currently do not have any examinations ongoing. Tax returns for the years 2012 onwards are subject to federal, state or local examinations.